Leases - Narrative (Details) $ in Thousands		3 Months Ended	12 Months Ended
	Feb. 23, 2021 USD ($) T	Sep. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 12, 2025 USD ($) vessel
Disclosure of finance lease and operating lease by lessee [line items]
Repayment of sale and leaseback			$ 379,423	$ 54,299	$ 96,006
Golden Ocean Group Limited
Disclosure of finance lease and operating lease by lessee [line items]
Right-of-use assets						$ 210,751
8 Capesize vessels | Golden Ocean Group Limited
Disclosure of finance lease and operating lease by lessee [line items]
Repayment of sale and leaseback		$ 112,000
Right-of-use assets						$ 209,500
8 Capesize vessels | Right-of-use assets
Disclosure of finance lease and operating lease by lessee [line items]
Number of vessels acquired | vessel						8
Sale and leaseback agreement | Right-of-use assets
Disclosure of finance lease and operating lease by lessee [line items]
Purchase obligation					$ 30,000
Sale and leaseback agreement | VLCC Newton | Right-of-use assets
Disclosure of finance lease and operating lease by lessee [line items]
Property plant and equipment, boat carrying capacity | T	307,284
Net sale price	$ 35,400
Time charter agreement, contract term	36 months